License Agreement (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 23, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Deferred revenue		$ 990,223	$ 2,263,294			$ 990,223		$ 2,263,294
License revenues		645,602				1,273,071		7,724,001
License Agreement [Member]
Regulatory milestone amount	$ 31,500,000
Payments in cash discounted, percentage	5.00%
First two milestone ordinary shares			17,572,815
First two milestone ordinary shares, value			$ 9,987,295
Deferred revenue		$ 990,223	2,263,294			$ 990,223		2,263,294
License Agreement [Member] | First Obligation [Member]
Deferred revenue			2,871,063					2,871,063
License Agreement [Member] | Second Obligation [Member]
Deferred revenue			2,871,063					$ 2,871,063
License Agreement [Member] | Intellectual Property [Member] | First Obligation [Member]
Revenue allocated to performance obligations			$ 7,116,232
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member]
Milestones payment	$ 7,350,000
Payment of milestone ordinary shares, value	$ 3,150,000
Payment of milestone ordinary shares	5,271,844
Annual Gross profit royalty percentage	14.00%
Annual Gross profit royalty amount	$ 100,000,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | Food and Drug Administration [Member]
Payment of milestone ordinary shares, value	$ 7,350,000
Payment of milestone ordinary shares	12,300,971
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | Hospital and Clinic Settings [Member]
Payments for royalties	$ 8,400,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | United States [Member]
Payments for royalties	$ 12,600,000
One-time royalty percentage	5.00%
Royalty gross profit amount	$ 50,000,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | China [Member]
Payments for royalties	$ 1,050,000
One-time royalty percentage	5.00%
Royalty gross profit amount	$ 20,000,000
License Agreement [Member] | Circassia Pharmaceuticals PLC [Member] | United States and China [Member]
Annual Gross profit royalty percentage	15.00%
Annual Gross profit royalty amount	$ 100,000,000
License Agreement [Member] | Maximum [Member]
Milestones payment	$ 32,500,000
License Agreement [Member] | Maximum [Member] | Circassia Pharmaceuticals PLC [Member]
Annual Gross profit royalty percentage	19.00%
Annual Gross profit royalty amount	$ 100,000,000
License Agreement [Member] | Maximum [Member] | Circassia Pharmaceuticals PLC [Member] | United States and China [Member]
Annual Gross profit royalty percentage	20.00%
Annual Gross profit royalty amount	$ 100,000,000